Impairment and losses on sale of businesses and fixed assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment and losses on sale of businesses and fixed assets	$ 11,770	$ 906	$ 12,919	$ 1,002
Impairment loss	11,848		12,646
Tax credit on impairment loss	3,308		3,535
Impairment loss, net of tax	8,540		9,111
Share of impairment loss of joint ventures and associates accounted for using equity method	648
Share of impairment loss of joint ventures and associates accounted for using equity method, net of tax	635
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	11,100		$ 11,885
Share of impairment loss of joint ventures and associates accounted for using equity method	585
Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 729